Income Taxes - Additional Information (Details) - USD ($)		9 Months Ended		12 Months Ended
	Dec. 22, 2017	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Corporate tax rate		21.00%	21.00%	21.00%	21.00%
Current income tax provision				$ 0	$ 0
Deferred income tax provision				0	0
Valuation allownace on net deferred tax assets				$ 46,998,000	$ 29,771,000
Effective income tax rate		0.00%	0.00%	0.00%	0.00%
Uncertain tax positions				$ 2,397,000	$ 1,473,000	$ 549,000
Tax Year 2015 [Member] | Minimum
Tax year open for examination				2015
Domestic Tax Authority [Member]
Federal net operating loss carryforwards				$ 164,800,000
Federal net operating loss carryforwards indefinitely				164,800,000
Federal net operating loss carry forwards with limitation				164,800,000
State net operating loss carry forwards with limitation				164,800,000
Domestic Tax Authority [Member] | Indefinitely [Member]
Federal net operating loss carryforwards				122,300,000
Federal net operating loss carryforwards indefinitely				122,300,000
Federal net operating loss carry forwards with limitation				122,300,000
State net operating loss carry forwards with limitation				122,300,000
Domestic Tax Authority [Member] | Year Of Expiry From Two Thousand Thirty Five To Two Thousand Thirty Six [Member]
Federal net operating loss carryforwards				42,500,000
Federal net operating loss carryforwards indefinitely				42,500,000
Federal net operating loss carry forwards with limitation				42,500,000
State net operating loss carry forwards with limitation				42,500,000
Domestic Tax Authority [Member] | Year Of Expiry Two Thousand And Twenty Seven [Member]
Federal research and development tax credit carryforwards				4,700,000
State research and development tax credit carryforwards				4,700,000
State and Local Jurisdiction [Member] | Year Of Expiry From Two Thousand Thirty Five [Member]
Federal net operating loss carryforwards				177,900,000
Federal net operating loss carryforwards indefinitely				177,900,000
Federal net operating loss carry forwards with limitation				177,900,000
State net operating loss carry forwards with limitation				177,900,000
State and Local Jurisdiction [Member] | Year Of Expiry Two Thousand And Twenty Seven [Member]
Federal research and development tax credit carryforwards					100,000
State research and development tax credit carryforwards					100,000
Gores Metropoulos Inc [Member]
Corporate tax rate	21.00%
Maximum percentage of taxable income in which NOLs limited to deduct	80.00%
Current income tax provision				1,443,960
Deferred income tax provision				(2,353)
Valuation allownace on net deferred tax assets				$ 30,238	$ 5,635
Effective income tax rate		21.00%
Uncertain tax positions		$ 0
Accrued interest related to uncertain tax positions		0
Accrued penalties related to uncertain tax positions		$ 0